TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of December 31,
	2021	2020

Current
Accounts receivable (1)	274,907	181,658
Unbilled revenue	31,379	20,117
Subtotal	306,286	201,775
Less: Allowance for expected credit losses	(6,177)	(5,755)
TOTAL	300,109	196,020

Non-current
Accounts receivable (1)	—	5,644
TOTAL	—	5,644

(1)As of December 31, 2021 and 2020, there were no amounts due from related parties (see note 24.1).

Schedule of Age Analysis of Financial Assets that Past Due But Not Impaired
The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2021 and 2020.

December 31, 2021	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	181 - 365	> 365	Risk clients	Total
Expected credit loss rate	0.59%	1.20%	2.66%	8.20%	31.50%	67.63%	100.00%	100.00%
Estimated total gross carrying amount at default	24,028	12,458	5,168	1,695	2,642	920	702	3,452	51,065
Lifetime ECL	142	150	138	139	832	622	702	3,452	6,177

December 31, 2020	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	27,787	3,982	1,159	191	534	2,635	36,288
Lifetime ECL	222	80	41	15	108	2,095	2,561

Schedule of Movement in Allowance for Expected Credit Losses
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2021	2020	2019

Balance at beginning of year	(5,755)	(3,676)	(3,957)
Additions related to Travel and Hospitality clients (note 32)	(2,228)	(3,194)	—
(Additions) Recoveries, net (note 4.2)	(5,323)	107	(275)
Write-off of receivables	7,129	980	556
Translation	—	28	—
Balance at end of year	(6,177)	(5,755)	(3,676)